Insurance - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 1,567	$ 1,550
Insurance contracts issued [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Contractual service margin	$ 18		$ 40